Accrued expenses and other payables	12 Months Ended
Mar. 31, 2017
Accrued expenses and other payables
Accrued expenses and other payables

12               Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2016	2017	2017
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	23,591	28,348	4,119
Other tax payables		2,489	4,365	634
Accrued salaries, bonus and welfare expenses		17,343	8,770	1,274
Accrued consultancy and professional fees		3,601	4,961	721
Payable for property, plant and equipment		1,119	1,098	160
Other payables	(ii)	13,161	17,620	2,559

Total accrued expenses and other payables		61,304	65,162	9,467

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage fees includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and non-current (collected and payable over one year) other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

(ii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other procurement payables.